DEBT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Long-term Debt	$ 46,350	$ 50,350
Less: short-term portion	(4,335)	(4,000)
Long-term debt, excluding current maturities	$ 42,015	$ 46,350